Postretirement Benefits (Reconciliation Of Benefit Obligation And Plan Assets, Other Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of year	$ 236,893
Contributions	8,600		13,000		15,000
Fair value at end of year	258,067		236,893
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Obligation at beginning of year	16,889		16,340
Service cost	919		728		641
Interest cost	999		970		947
Actuarial loss (gain)	638		(583)
Benefits paid	(437)		(566)
Obligation at end of year	19,008		16,889		16,340
Fair value at beginning of year	0		0
Return on assets	0		0
Contributions	437		566
Benefits paid	(437)		(566)
Fair value at end of year	0		0		0
Funded status at year end	(19,008)		(16,889)
Net loss	1,453	[1]	0	[1]
Net amounts recognized at year end	$ 1,453		$ 0

[1]	The net loss for benefit plans other than pensions reduces other comprehensive income.